Intangible Assets, Net (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 48,089	$ 14,632